Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Carolyn E. Augur
Assistant Vice President
and Senior Counsel
Phone: 860-466-1111

VIA EDGAR

June 19, 2020

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:            Post-Effective Amendment No. 1 to the Registration Statement
on Form N-4 for Lincoln Life Variable Annuity Account N of
The Lincoln National Life Insurance Company (File No. 333-236907)

Commissioners:

On behalf of The Lincoln National Life Insurance Company and Lincoln Life Variable Annuity Account N, we hereby file on EDGAR, under the Securities Act of 1933, a conformed electronic format copy of Post-Effective Amendment No. 1 to the above-referenced registration statement (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a) of Rule 485 for the purpose of adding a living benefit rider to the contract.

If you have any questions or comments on the Amendment, please contact me at the number listed above.

Sincerely,

/s/ Carolyn Augur

Carolyn Augur